Revenue Recognition (Details) - Schedule of deferred revenue from contract liabilities - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Schedule of deferred revenue from contract liabilities [Abstract]
Balance at January 1	$ 12,449	$ 3,833	$ 3,833
Deferral of revenue	1,042	1,127	14,532	[1]	$ 4,696	[1]
Recognition of unearned revenue	(1,639)	(1,140)	(5,916)		(4,343)
Balance at March 31	$ 11,852	$ 3,820	$ 12,449		$ 3,833

[1]	2020 includes $9,505 received in advance of performing services under a license agreement. The majority of the remainder of the 2020 and all of the 2019 deferral of revenue resulted from payments received in advance of performance under the biobanking services storage contracts which are recognized as revenue under the contract as performance is completed.